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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows      1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2411215

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Trust for Investment Grade Municipals

Effective December 3, 2012, Invesco Van Kampen Trust for

Investment Grade Municipals was renamed Invesco Trust for

Investment Grade Municipals.

Quarterly Schedule of Portfolio Holdings

November 30, 2012

invesco.com/us VK-CE-IGMUNI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–159.53%
Alabama–2.46%
Alabama (State of) Board of Education (Southern Union State Community College); Series 2003, Ref. & Improvement RB (INS-NATL) (a)	5.25%	07/01/20	$3,660	$3,675,482
Alabama (State of) Incentives Financing Authority; Series 2012 A, Special Obligation RB	5.00%	09/01/42	2,650	3,062,393
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	3,225	3,644,379
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	2,500	2,885,475
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,535,858
Phenix City (City of) Industrial Development Board (MeadWestvaco Coated Board); Series 2012, Ref. Environmental Improvement RB (c)	4.13%	05/15/35	1,000	1,014,850
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	3,973,304

				20,791,741

Alaska–0.81%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	4,755	5,698,059
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	1,110	1,114,962

				6,813,021

Arizona–4.02%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	2,560	3,063,859
Series 2008 B, Highway RB (b)	5.00%	07/01/26	3,835	4,541,445
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	2,065	2,144,503
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	818,393
Series 2010, RB	5.13%	05/15/40	1,500	1,634,610
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,775	1,898,895
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)(e)	5.00%	07/01/14	3,330	3,523,040
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)(e)	5.50%	06/01/14	900	953,334
Series 2009 E, PCR (d)(e)	5.75%	06/01/16	1,035	1,166,683
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	970	1,064,507
Series 2009, Education RB	7.13%	01/01/45	925	1,019,119
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,175	3,542,220
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	3,400	3,583,872
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	3,145	3,771,799
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,244,608

				33,970,887

California–16.73%
ABAG Finance Authority for Non-profit Corps. (Jewish Home of San Francisco); Series 2005, VRD RB (LOC-Wells Fargo Bank N.A.) (f)(g)	0.13%	11/15/35	2,940	2,940,000
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,499,589
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	1,500	1,734,450
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	4,500	5,203,350

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/28	$1,250	$724,075
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (b)	5.00%	12/01/24	1,175	1,429,012
Series 2008 AE, Water System RB (b)	5.00%	12/01/25	1,500	1,819,785
Series 2008 AE, Water System RB (b)	5.00%	12/01/26	1,500	1,815,315
Series 2008 AE, Water System RB (b)	5.00%	12/01/27	875	1,039,990
Series 2008 AE, Water System RB (b)	5.00%	12/01/28	1,500	1,779,345
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,812,390
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,227,120
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	3,920	4,100,712
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	5,500	5,775,825
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC-Mizuho Corporate Bank) (f)(g)	0.17%	11/01/26	5,000	5,000,000
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	1,500	1,614,840
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,901,960
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,580	1,767,546
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,408,540
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,199,168
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,618,910
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,880	2,190,050
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	3,000	3,690,150
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	3,249,959
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,790	3,362,034
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	575	594,130
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	5,580	6,674,350
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	1,550	1,572,397
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB (h)(i)	0.00%	01/01/23	10,750	8,896,592
Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(h)	0.00%	01/15/17	2,000	1,591,680
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,221,720
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB (b)	5.00%	05/15/35	1,000	1,158,450
Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,284,900
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,700	2,032,231
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,203,902
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (j)	5.50%	03/01/18	205	212,733
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (a)	5.50%	11/01/35	3,500	3,697,925
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,960,661
Regents of the University of California; Series 2012 G, Limited Project RB	5.00%	05/15/37	2,450	2,941,347
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,844,402
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	6,210	7,362,576
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/25	1,165	1,377,310
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/26	2,335	2,741,804
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	5,070	6,035,227

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	$3,340	$4,047,779
Southern California Metropolitan Water District;
Series 2003 B-1, RB (d)(i)	5.00%	10/01/13	1,435	1,492,328
Series 2003 B-1, RB (d)(i)	5.00%	10/01/13	65	67,597
Series 2009 A, RB	5.00%	01/01/34	2,500	2,940,400
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (b)	5.25%	07/01/29	1,440	1,777,450
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)(e)	3.50%	05/31/13	1,000	1,002,570
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,708,802

				141,345,378

Colorado–3.43%
Colorado (State of) Board of Governors;
Series 2012 A, University Enterprise System RB	5.00%	03/01/38	3,000	3,546,660
Series 2012 A, University Enterprise System RB	5.00%	03/01/41	2,650	3,125,754
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement Charter School RB (INS-SGI) (a)	5.25%	12/01/23	3,405	3,485,937
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,300	7,962,110
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	670	676,412
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	505	504,288
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,700	2,047,157
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,635,815
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,750	2,048,532
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	920	953,911
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,930	1,981,049

				28,967,625

Connecticut–1.07%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(c)	6.60%	07/01/24	3,580	3,586,552
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	1,800	2,156,796
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	2,340	2,580,739
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	695	696,230

				9,020,317

District of Columbia–2.24%
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (a)	5.75%	06/01/18	2,000	2,079,620
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,650	4,352,589
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,332,518
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	6,000	6,986,760
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	1,150	1,368,063
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	2,350	2,784,092
District of Columbia; Series 1993 E, Unlimited Tax GO Bonds (i)	6.00%	06/01/13	5	5,024

				18,908,666

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–19.25%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	$1,000	$1,037,250
Series 2007, IDR	5.88%	11/15/36	1,000	1,005,940
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB	5.00%	04/01/34	4,960	5,220,102
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	4,000	4,253,080
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,969,786
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	415	437,261
Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds (b)	4.75%	06/01/35	15,000	16,390,050
Florida (State of) Department of Transportation;
Series 2004 A, Turnpike RB (b)	5.00%	07/01/29	7,295	7,810,392
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,910	2,224,405
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,935	2,253,520
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	2,100	2,453,850
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,890,425
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	2,475	2,941,711
Florida Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB (c)	8.60%	11/01/18	90	90,779
Gainesville (City of); Series 1980, Utility System RB (i)	8.13%	10/01/14	135	142,893
Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB (k)	5.10%	05/01/14	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (h)	0.00%	05/01/39	2,145	320,871
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	1,450	1,599,568
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	3,260	3,625,870
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (d)(e)	5.15%	09/01/13	1,225	1,264,408
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	11,215,118
Hillsborough (County of);
Series 2000, Capacity Special Assessment RB (INS-AGM) (a)	5.00%	03/01/15	750	752,910
Series 2000, Capacity Special Assessment RB (INS-AGM) (a)	5.00%	09/01/15	750	752,910
Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (a)(c)	4.50%	09/01/34	3,130	3,305,030
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,700	2,043,043
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,600	5,369,534
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,540,150
Lakeland (City of);
Series 1989, Electric & Water RB (i)	5.75%	10/01/19	2,230	2,438,639
Series 1990, Electric & Water CAB RB (h)(i)	0.00%	10/01/13	7,000	6,976,060
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, IDR	5.38%	06/15/37	1,000	1,011,000
Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS-NATL) (a)	5.45%	10/01/15	870	873,184
Series 2000 B, Aviation RB (INS-NATL) (a)	5.75%	10/01/29	3,000	3,007,440
Series 2002, Aviation RB (INS-AGC) (a)(c)	5.38%	10/01/27	2,000	2,004,240
Series 2002, Aviation RB (INS-AGC) (a)(c)	5.38%	10/01/32	4,720	4,728,354
Series 2002 A, Aviation RB (INS-AGM) (a)(c)	5.00%	10/01/33	2,000	2,002,760
Series 2002 A, Aviation RB (INS-AGM) (a)(c)	5.13%	10/01/35	2,000	2,002,800
Series 2005, Aviation RB (INS-AGC) (a)(c)	5.00%	10/01/38	3,200	3,360,608
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,760,000
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,174,398
Miami-Dade (County of);
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,180	1,375,856
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,870	2,156,316
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	780	795,233

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (j)	7.00%	10/01/25	$1,000	$1,002,990
Orange (County of); Series 1992, Ref. Improvement CAB RB (INS-AMBAC) (a)(h)	0.00%	10/01/13	1,000	993,840
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (k)	6.13%	05/01/35	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	200	183,280
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	450	429,354
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,749,792
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,000	5,014,360
Series 2011, Ref. RB (b)	5.00%	10/01/31	3,860	4,608,879
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)(e)	5.35%	05/01/18	4,675	5,584,474
Reunion East Community Development District; Series 2005, Special Assessment RB (k)	5.80%	05/01/36	880	396,519
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (j)	5.25%	10/01/27	600	648,252
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,325	1,029,830
South Lake (County of) Hospital District (South Lake Hospital, Inc.); Series 2003, RB	6.38%	10/01/28	1,000	1,042,920
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	989,700
Series 2006 A, Health Care RB	5.38%	01/01/40	1,500	1,415,895
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	1,136,038
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,017,030
Village Center Community Development District;
Series 1993, Utility RB (i)	6.00%	11/01/18	1,000	1,195,150
Series 2001 A, Recreational RB (INS-NATL) (a)	5.20%	11/01/25	1,000	1,000,870
Series 2003, Utility RB (INS-NATL) (a)	5.25%	10/01/23	2,000	2,057,880
Series 2004 A, Recreational RB (INS-NATL) (a)	5.13%	11/01/36	3,500	3,566,745

				162,641,550

Georgia–4.01%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	970	1,247,662
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	535	688,144
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	386,976
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,095,980
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,250	5,532,660
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,319,826
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,500,600
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,295,554
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (d)(e)	2.50%	03/01/13	2,585	2,597,460
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	3,027,750
Georgia (State of) Municipal Electric Authority;
Series 1997 A, Power RB (INS-NATL) (a)	6.50%	01/01/20	2,635	3,102,950
Series 1998 Y, Power RB (d)(i)	6.50%	01/01/14	85	90,734
Series 1998 Y, Power RB (i)	6.50%	01/01/17	240	264,845
Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/17	5,575	6,261,059
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,400	2,456,184

				33,868,384

Hawaii–0.61%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,703,850
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,488,311

				5,192,161

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.74%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	$1,000	$1,205,540
Series 2008 A, RB	6.75%	11/01/37	1,500	1,807,920
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,140	1,187,048
Regents of the University of Idaho; Series 2011, Ref. General RB (d)(e)	5.25%	04/01/21	1,725	2,072,708

				6,273,216

Illinois–15.70%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,869,623
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,207,888
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	4,400	4,921,884
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	11,500	12,838,140
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,700	6,500,736
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	5,775	6,522,458
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	5,900	6,663,755
Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,860	2,086,846
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,000	1,133,350
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	5,760	6,793,286
Chicago (City of);
Series 1993 B, Unlimited Tax GO Bonds (d)(i)	5.13%	01/01/14	170	178,840
Series 1993 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.13%	01/01/15	515	548,346
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,500	4,015,480
Series 2011, COP	7.13%	05/01/21	1,010	1,117,908
Series 2011, COP	7.13%	05/01/21	525	581,091
Series 2011 A, Sales Tax RB (b)	5.25%	01/01/38	2,910	3,466,799
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,800	4,405,340
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	2,100	2,534,343
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	1,300	1,317,979
Illinois (State of) Finance Authority (Adventist Health System);
Series 1997 A, RB (INS-NATL) (a)	5.50%	11/15/13	2,310	2,411,686
Series 1997 A, RB (INS-NATL) (a)	5.50%	11/15/15	2,500	2,814,475
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,166,220
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (a)	6.75%	04/15/17	1,250	1,424,838
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	2,097,838
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	3,500	4,171,370
Series 2009 A, RB (b)	5.75%	08/15/30	2,000	2,387,480
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	5,008,005
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,700	2,702,349
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,258,245
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,059,520
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,763,107
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	4,500	5,004,225
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (i)	7.00%	02/15/18	1,665	1,946,019
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	2,535	2,600,758
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,230	2,584,637
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	3,565	4,159,606
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,330	1,415,918

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	$3,375	$3,902,445
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/41	1,800	2,084,058
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,697,020
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,470	1,506,250
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	750	790,620

				132,660,781

Indiana–2.26%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	6,235,992
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	4,150,341
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,644,114
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,741,475
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,525	1,664,858
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (a)(h)	0.00%	01/15/19	1,280	1,148,339
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (j)	5.75%	09/01/42	500	522,955

				19,108,074

Iowa–0.25%
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,000	2,102,820

Kansas–0.54%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/38	3,800	4,532,032

Kentucky–2.16%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	2,300	2,614,272
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	2,242,478
Series 2010 A, Hospital RB	6.50%	03/01/45	2,400	2,921,880
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	2,470	2,954,416
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	2,780	3,312,898
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	4,217,786

				18,263,730

Louisiana–1.69%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (k)	5.25%	07/01/17	1,482	593,170
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,851,283
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	3,100	3,940,007
Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,750	2,775,575
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (d)(e)	4.00%	06/01/22	1,000	1,113,640
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	4,047,225

				14,320,900

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–0.73%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	$960	$1,013,731
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	2,065,385
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,791,142
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,273,892

				6,144,150

Massachusetts–4.72%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,455	1,681,151
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,928,380
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	3,069,792
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	7,000	8,227,100
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	247	188,181
Series 2011 A-1, RB	6.25%	11/15/46	532	395,310
Series 2011 A-2, RB	5.50%	11/15/46	41	26,377
Series 2011 B, RB (h)	0.00%	11/15/56	206	1,091
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	875,333
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	1,015	507,500
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,577,482
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (INS-AGM) (a)(b)	5.00%	08/15/30	3,850	4,257,677
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	5,740	6,288,170
Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	1,800	2,223,738
Series 2011 C, Ref. General RB (b)	5.00%	08/01/31	3,000	3,679,530

				39,926,812

Michigan–2.17%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	3,925	4,981,767
Grand Rapids (City of) Downtown Development Authority;
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (a)(h)	0.00%	06/01/15	3,500	3,160,780
Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (a)(h)	0.00%	06/01/16	2,765	2,391,421
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (d)(e)	5.25%	01/15/14	1,350	1,417,459
Series 2008 A, RB (d)(e)	5.50%	01/15/15	600	658,932
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (a)(c)	5.45%	12/15/32	2,500	2,505,400
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	3,263,070

				18,378,829

Minnesota–0.95%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,363,910
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,262,531
Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS-NATL) (a)	5.75%	11/15/26	50	50,105
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,333,188

				8,009,734

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–2.27%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	$245	$245,409
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,755,624
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	636,900
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,678,025
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	1,100	1,346,499
Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,789,770
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	865	907,904
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,305,408
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2012, RB	4.00%	11/15/42	1,655	1,721,928
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	918,261
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,336,587
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	1,041,778
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,473,769

				19,157,862

Nebraska–0.33%
Omaha (City of) Public Power District; Series 2006 A, Electric System RB (d)(i)	5.00%	02/01/14	2,615	2,758,459

Nevada–2.30%
Clark (County of) (Southwest Gas Corp.);
Series 2003 D, IDR (INS-NATL) (a)(c)	5.25%	03/01/38	3,500	3,632,335
Series 2004 A, IDR (INS-AMBAC) (a)(c)	5.25%	07/01/34	3,000	3,077,880
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/22	4,300	5,110,163
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/23	3,300	3,912,150
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,682,789

				19,415,317

New Hampshire–0.09%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(c)	6.30%	05/01/22	750	752,378

New Jersey–4.23%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,817,911
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	25,000	30,411,000
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,524,894

				35,753,805

New Mexico–0.86%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,523,844
Jicarilla Apache Nation; Series 2003 A, RB (j)	5.50%	09/01/23	1,250	1,292,375
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	2,050	2,494,625

				7,310,844

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)		Value
New York–14.61%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	$2,070	$	2,433,264
Series 2009, PILOT RB	6.38%	07/15/43	860		1,016,468
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000		4,868,640
Series 2010 D, RB	5.25%	11/15/26	7,500		9,075,675
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(c)	5.75%	12/01/22	3,000		3,001,380
Series 1997 6, Special Obligation RB (INS-NATL) (a)(c)	5.75%	12/01/25	3,000		3,001,080
Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000		3,588,930
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (b)	5.00%	10/01/35	12,100		13,878,700
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (b)	5.00%	06/15/22	8,450		10,161,632
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (i)	5.40%	01/01/18	12,930		14,595,384
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/39	5,300		6,088,746
Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	7,000		8,321,670
Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	2,900		3,466,080
New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,800		2,185,560
Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	7,225		8,527,451
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	3,390		4,118,613
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS-NATL) (a)	5.00%	08/01/33	2,500		2,661,150
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	3,000		3,550,200
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,800		3,413,480
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	3,100		3,766,686
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	5,670		6,837,056
New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute—Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	405		406,835
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (c)	5.35%	11/01/37	2,400		2,570,184
New York Local Government Assistance Corp.; Series 1993 E, Ref. RB	6.00%	04/01/14	1,875		1,962,319

					123,497,183

North Carolina–1.02%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	6,510		7,556,938
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050		1,064,480

					8,621,418

North Dakota–0.32%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000		1,121,450
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500		1,554,030

					2,675,480

Ohio–8.93%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,610		4,135,399
Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,000		1,146,150
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450		469,805
Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	3,685		4,196,478
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200		1,452,180

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Ohio–(continued)
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	$4,800	$	5,438,592
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,500		5,100,435
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525		5,129,042
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500		4,489,310
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625		1,762,930
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (d)(i)	6.00%	11/15/14	2,370		2,562,634
Series 2009 A, RB (d)(i)	6.25%	11/15/14	1,465		1,595,458
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (b)	5.00%	01/01/27	4,000		4,577,040
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(c)	4.80%	09/01/36	8,000		8,447,440
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR (d)(e)	2.25%	06/03/13	5,000		5,025,750
Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300		5,024,163
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(d)(e)	2.88%	08/01/14	2,000		2,041,380
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390		2,783,752
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(i)	6.75%	01/15/15	3,000		3,399,450
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(c)	5.30%	09/01/28	472		490,272
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(c)	5.40%	03/01/33	832		865,987
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (b)	5.50%	09/01/39	1,206		1,246,835
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(e)	5.88%	06/01/16	3,610		4,082,513

					75,462,995

Pennsylvania–1.93%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	1,500		1,772,865
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,450		1,672,343
Series 2010 D, RB	5.00%	01/01/40	1,500		1,715,400
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900		3,246,115
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,825		2,046,628
Subseries 2010 B-2, Sub. Conv. CAB RB (h)	0.00%	12/01/28	3,450		3,491,193
Subseries 2010 B-2, Sub. Conv. CAB RB (h)	0.00%	12/01/34	2,100		2,094,246
Ridley Park (Borough of) Hospital Authority (Taylor Hospital); Series 1993 A, RB (i)	6.00%	12/01/13	305		313,235

					16,352,025

Puerto Rico–2.87%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,700		2,727,540
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,490		1,624,234
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	3,200		3,421,600
Series 2010 XX, RB	5.25%	07/01/40	3,050		3,158,824
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (d)(i)	5.25%	07/01/14	50		53,801
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	3,100		3,366,259
First Subseries 2010 A, RB	5.50%	08/01/42	3,500		3,798,130
First Subseries 2010 C, RB	5.25%	08/01/41	5,700		6,133,143

					24,283,531

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–4.41%
Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (i)	5.25%	02/01/16	$2,020	$2,194,165
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (b)	5.25%	12/01/25	3,375	3,770,483
Series 2005, Installment Purchase RB (b)	5.25%	12/01/26	10,125	11,313,371
Myrtle Beach (City of);
Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/21	1,840	1,964,807
Series 2004 A, Hospitality Fee RB (INS-NATL) (a)	5.38%	06/01/22	1,935	2,063,852
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	1,000	1,124,520
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	4,500	4,515,975
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	3,000	3,116,550
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	535	412,327
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	229	1,150
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,411,382
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/33	4,500	5,353,335

				37,241,917

South Dakota–0.01%
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 1998 A, RB (INS-AMBAC) (a)	5.40%	08/01/13	75	75,532

Tennessee–1.59%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	4,472,221
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,891,609
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	4,550	5,110,924

				13,474,754

Texas–17.61%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	2,375	2,562,625
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,875	2,212,781
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	2,200	2,639,846
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	815	828,700
Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/42	1,500	1,807,230
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	3,525	4,050,754
Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,740,420
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	7,960	8,983,736
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)	5.00%	08/15/32	1,000	1,194,710
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,200	1,523,940
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,765,373
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	12,800	14,860,672
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/31	1,215	1,488,569
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	3,120	3,785,777
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (e)(i)	0.91%	06/01/17	2,400	2,400,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	5,025	5,657,396

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Texas–(continued)
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	$2,100	$	2,427,810
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	2,425		2,787,998
Series 2012 A, Ref. RB	5.00%	05/15/36	2,200		2,572,812
Series 2012 B, Ref. RB	5.00%	05/15/32	2,335		2,770,968
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,650		1,746,855
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,500		1,555,755
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000		1,182,690
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000		1,201,890
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420		1,706,684
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300		4,883,123
Series 2008 L-2, Ref. First Tier System RB (d)(e)(i)	6.00%	01/01/13	2,250		2,261,228
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/36	4,365		5,351,970
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250		1,487,250
Tarrant (County of) Regional Water District;
Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000		5,987,850
Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050		7,217,831
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000		1,059,360
Series 2007, Retirement Facility RB	5.75%	11/15/37	825		865,128
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000		7,346,570
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650		662,656
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	4,900		5,976,138
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	8,700		10,228,851
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	1,000		1,135,290
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (a)(h)	0.00%	08/15/29	5,000		1,889,300
Texas (State of) Water Development Board; Series 1999 B, Sr. Lien State Revolving Fund RB	5.25%	07/15/17	1,500		1,506,300
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000		4,791,920
Texas Municipal Gas Acquisition & Supply Corp.;
Series 2012, Gas Supply RB	5.00%	12/15/29	2,650		2,963,839
Series 2012, Gas Supply RB	5.00%	12/15/30	1,410		1,573,208
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000		2,472,620
Texas Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	110		111,247
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,285		3,546,420

					148,774,090

Utah–0.59%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100		1,143,230
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	3,000		3,493,260
Utah Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB (c)	5.25%	01/01/39	365		372,800

					5,009,290

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.52%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	$1,235	$1,239,582
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	3,117,629

				4,357,211

Virginia–0.55%
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (i)	5.50%	06/01/26	715	771,971
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	2,060	2,328,480
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,395	1,508,818

				4,609,269

Washington–4.65%
Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/25	1,080	1,332,698
Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	1,175	1,442,277
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (a)	5.00%	12/01/33	1,000	1,061,590
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,948,928
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	1,455	1,770,560
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/33	1,500	1,802,430
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,118,620
Washington (State of) (SR 520 Corridor Program—Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/32	2,000	2,443,380
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/41	13,370	15,775,798
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	3,495	3,958,717
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	05/05/21	1,525	2,133,567
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (j)	6.00%	01/01/27	2,325	2,523,625

				39,312,190

West Virginia–1.03%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	263,638
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,378,687
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,619,040
Series 2008, RB	6.25%	10/01/23	1,695	1,825,820
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,849,039
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,728,794

				8,665,018

Wisconsin–1.76%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (i)	5.50%	12/15/20	2,000	2,626,740
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	700	775,831
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	625	672,519
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)(e)	5.13%	08/15/16	1,400	1,561,056
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	2,188,521

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(c)	5.30%	09/01/23	$4,100	$4,495,240
Series 2008 A, Home Ownership RB (b)(c)	5.50%	09/01/28	600	649,494
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,902,096

				14,871,497

Wyoming–0.51%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	2,000	2,134,620
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,145,667

				4,280,287

TOTAL INVESTMENTS(l) –159.53% (Cost $1,207,085,089)				1,347,953,160

FLOATING RATE NOTE OBLIGATIONS–(26.82)%
Notes with interest rates ranging from 0.15% to 0.32% at 11/30/2012 and contractual maturities of collateral ranging from 06/01/2022 to 12/15/2041 (See Note 1D)(m)				(226,610,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.35)%				(273,300,000)

OTHER ASSETS LESS LIABILITIES–(0.36)%				(3,070,946)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$844,972,214

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
CR	—	Custodial Receipts
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Revenue Bonds
INS	—	Insurer

LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(f)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Zero coupon bond issued at a discount.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

(j)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $6,202,930, which represented less than 1% of the Trust’s Net Assets.

(k)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $989,697, which represented less than 1% of the Trust’s Net Assets.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.5%
National Public Finance Guarantee Corp.	6.8
Assured Guaranty Corp.	6.7

(m)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $425,158,646 are held by Dealer Trusts and serve as collateral for the $226,610,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations-(continued)

Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Trust for Investment Grade Municipals

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$1,347,953,160	$—	$1,347,953,160

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $95,883,452 and $75,530,822, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$142,818,888

Aggregate unrealized (depreciation) of investment securities	(3,328,653)

Net unrealized appreciation of investment securities	$139,490,235

Cost of investments for tax purposes is $1,208,462,925.

Invesco Trust for Investment Grade Municipals

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Trust for Investment Grade Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2287071

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.